Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the Summary Compensation Table (SCT), the compensation actually paid (CAP) to our CEO, and on an average basis, our other NEOs, Olin’s total shareholder return (TSR), the TSR of our peer group, our Net Income (Loss), and our financial performance measure for compensatory purposes, Adjusted EBITDA. The CAP is calculated in accordance with Item 402(v) of Regulation S-K and is subject the adjustments contained therein which may differ materially from our NEOs cash compensation as paid by Olin.

Year	SCT Total for First CEO (1) ($)	SCT Total for Second CEO (1) ($)	Average SCT Total for Other NEOs (2) ($)	CAP to First CEO (3) ($)	CAP to Second CEO (3) ($)	Average CAP to Other NEOs (3) (4) ($)	TSR (5) ($)	Peer Group TSR (5) ($)	Net Income (Loss) ($ in millions)	Adjusted EBITDA ($ in millions)

2023	$11,982,531	N/A	$2,306,226	$13,528,609	N/A	$2,417,626	$347	$138	$460.2	$1,310.1
2022	$10,745,566	N/A	$2,386,281	$8,902,735	N/A	$572,337	$336	$119	$1,326.9	$2,427.8
2021	$10,105,293	N/A	$3,217,587	$41,203,583	N/A	$11,724,673	$359	$126	$1,296.7	$2,493.3
2020	$1,646,019	$8,030,259	$2,501,366	$8,191,019	$17,507,746	$4,232,125	$151	$108	$(969.9)	$636.0

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Other NEOs for each applicable year are as follows:
2023: Todd A. Slater, Dana C. O’Brien, Patrick M. Schumacher, and Damian Gumpel
2022: Todd A. Slater, Dana C. O’Brien, Patrick M. Schumacher, Damian Gumpel, and Pat D. Dawson
2021: Todd A. Slater, Pat D. Dawson, James A. Varilek, and Damian Gumpel
2020: Todd A. Slater, Pat D. Dawson, James A. Varilek, and Brett A. Flaugher

Peer Group Issuers, Footnote	Our peer group reflects the performance of the S&P 1500 Commodity Chemicals Index.
Adjustment To PEO Compensation, Footnote	The following adjustments were made to the SCT total in order to calculate CAP. Amounts presented for Other NEOs reflect an average for the Other NEOs for that applicable year:

			Pension Adjustments	Equity Award Adjustments (i)
Year	Executives	SCT Total ($)	Deduct Change in Pension Value and Nonqualified Deferred Compensation Earnings from SCT ($)	Deduct Stock Awards from SCT ($)	Deduct Option Awards from SCT ($)	Add Year End Value of Awards Granted in Current Year ($)	Add Change in Value of Awards Granted in Prior Years ($)	Add Change in Value of Awards Granted in Prior Years which Vested in Current Year ($)	Deduct Awards Which Failed to Meet Vesting Conditions (4) ($)	Add Accrued Dividends and Interest ($)
2023	First CEO	$11,982,531	$—	$(4,754,436)	$(4,545,892)	$7,962,995	$(339,246)	$3,222,657	$—	$—
	Other NEOs	$2,306,226	$(5,700)	$(640,547)	$(612,449)	$1,072,832	$(51,377)	$347,167	$—	$1,474
2022	First CEO	$10,745,566	$—	$(3,975,484)	$(3,657,786)	$8,406,229	$(2,209,860)	$(405,930)	$—	$—
	Other NEOs	$2,386,281	$—	$(653,429)	$(599,818)	$1,212,539	$(166,284)	$(146,115)	$(1,461,529)	$692
2021	First CEO	$10,105,293	$—	$(4,479,480)	$(3,055,253)	$18,553,023	$20,080,000	$—	$—	$—
	Other NEOs	$3,217,587	$—	$(1,055,590)	$(601,537)	$3,825,319	$5,271,902	$1,064,359	$—	$2,633
2020	First CEO	$1,646,019	$—	$(1,012,500)	$—	$7,557,500	$—	$—	$—	$—
	Second CEO	$8,030,259	$(22,921)	$(3,532,102)	$(2,730,000)	$12,626,812	$3,247,818	$(113,722)	$—	$1,602
	Other NEOs	$2,501,366	$(172,064)	$(924,710)	$(507,325)	$2,731,147	$618,107	$(25,078)	$—	$10,682

Non-PEO NEO Average Total Compensation Amount	$ 2,306,226	$ 2,386,281	$ 3,217,587	$ 2,501,366
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,417,626	572,337	11,724,673	4,232,125
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to the SCT total in order to calculate CAP. Amounts presented for Other NEOs reflect an average for the Other NEOs for that applicable year:

			Pension Adjustments	Equity Award Adjustments (i)
Year	Executives	SCT Total ($)	Deduct Change in Pension Value and Nonqualified Deferred Compensation Earnings from SCT ($)	Deduct Stock Awards from SCT ($)	Deduct Option Awards from SCT ($)	Add Year End Value of Awards Granted in Current Year ($)	Add Change in Value of Awards Granted in Prior Years ($)	Add Change in Value of Awards Granted in Prior Years which Vested in Current Year ($)	Deduct Awards Which Failed to Meet Vesting Conditions (4) ($)	Add Accrued Dividends and Interest ($)
2023	First CEO	$11,982,531	$—	$(4,754,436)	$(4,545,892)	$7,962,995	$(339,246)	$3,222,657	$—	$—
	Other NEOs	$2,306,226	$(5,700)	$(640,547)	$(612,449)	$1,072,832	$(51,377)	$347,167	$—	$1,474
2022	First CEO	$10,745,566	$—	$(3,975,484)	$(3,657,786)	$8,406,229	$(2,209,860)	$(405,930)	$—	$—
	Other NEOs	$2,386,281	$—	$(653,429)	$(599,818)	$1,212,539	$(166,284)	$(146,115)	$(1,461,529)	$692
2021	First CEO	$10,105,293	$—	$(4,479,480)	$(3,055,253)	$18,553,023	$20,080,000	$—	$—	$—
	Other NEOs	$3,217,587	$—	$(1,055,590)	$(601,537)	$3,825,319	$5,271,902	$1,064,359	$—	$2,633
2020	First CEO	$1,646,019	$—	$(1,012,500)	$—	$7,557,500	$—	$—	$—	$—
	Second CEO	$8,030,259	$(22,921)	$(3,532,102)	$(2,730,000)	$12,626,812	$3,247,818	$(113,722)	$—	$1,602
	Other NEOs	$2,501,366	$(172,064)	$(924,710)	$(507,325)	$2,731,147	$618,107	$(25,078)	$—	$10,682

Equity Valuation Assumption Difference, Footnote	Our valuation assumptions used to calculate the fair value of equity awards reflect changes in our stock price and related volatility, changes to the length of the awards solely due to the passage of time, and updates to market driven assumptions such as the risk-free interest rate.
Compensation Actually Paid vs. Total Shareholder Return	Compensation actually paid to our NEOs (as adjusted for continuing NEOs) tracks closely with TSR and moves directionally with our performance indicating the strong relationship between the two metrics.
Compensation Actually Paid vs. Net Income	Compensation actually paid also directionally reflects changes in our net income and Adjusted EBITDA; during the years when Olin’s performance increased, so did our compensation actually paid and vice versa.
Compensation Actually Paid vs. Company Selected Measure	Compensation actually paid also directionally reflects changes in our net income and Adjusted EBITDA; during the years when Olin’s performance increased, so did our compensation actually paid and vice versa.
Total Shareholder Return Vs Peer Group	As shown above, Olin’s cumulative TSR has exceeded the cumulative peer group TSR during the past three years.
Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine Compensation Actually Paid

Most Important Performance Measures
Adjusted Cash Flow
Levered Free Cash Flow
Adjusted EBITDA
Net Income (LTIP)
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 347	336	359	151
Peer Group Total Shareholder Return Amount	138	119	126	108
Net Income (Loss)	$ 460,200,000	$ 1,326,900,000	$ 1,296,700,000	$ (969,900,000)
Company Selected Measure Amount	1,310,100,000	2,427,800,000	2,493,300,000	636,000,000.0
Additional 402(v) Disclosure
The measures listed above represent the most important performance measures we use to determine compensation actually paid. Adjusted Cash Flow, Levered Free Cash Flow and Adjusted EBITDA are measures used to assess performance against targets included in the short-term incentive program. Within our long-term incentive program, Net Income (LTIP) and Relative Total Shareholder Return are measures used specifically in the Performance Share Program.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Levered Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income (LTIP)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Scott M. Sutton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,982,531	$ 10,745,566	$ 10,105,293	$ 1,646,019
PEO Actually Paid Compensation Amount	$ 13,528,609	8,902,735	41,203,583	8,191,019
John E. Fischer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				8,030,259
PEO Actually Paid Compensation Amount				17,507,746
PEO
Pay vs Performance Disclosure
PEO Name	Our First CEO for the years presented represents Mr. Sutton. Mr. Sutton became President and CEO of Olin on September 1, 2020. Mr. Sutton became Chairman, President, and CEO on April 22, 2021. Our Second CEO represents John E. Fischer who was Chairman, President, and CEO prior to Mr. Sutton.
PEO | Scott M. Sutton [Member] | Pension Adjustments: Deduct Change in Pension Value and Nonqualified Deferred Compensation on Earnings from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Scott M. Sutton [Member] | Equity Award Adjustments: Deduct Stock Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,754,436)	(3,975,484)	(4,479,480)	(1,012,500)
PEO | Scott M. Sutton [Member] | Equity Award Adjustments: Deduct Option Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,545,892)	(3,657,786)	(3,055,253)	0
PEO | Scott M. Sutton [Member] | Equity Award Adjustments: Add Year End Value of Awards Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,962,995	8,406,229	18,553,023	7,557,500
PEO | Scott M. Sutton [Member] | Equity Award Adjustments: Add Change in Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,246)	(2,209,860)	20,080,000	0
PEO | Scott M. Sutton [Member] | Equity Award Adjustments: Add Change in Value of Awards Granted in Prior Years which Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,222,657	(405,930)	0	0
PEO | Scott M. Sutton [Member] | Equity Award Adjustments: Deduct Awards Which Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Scott M. Sutton [Member] | Equity Award Adjustments: Add Accrued Dividends and Interest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | John E. Fischer [Member] | Pension Adjustments: Deduct Change in Pension Value and Nonqualified Deferred Compensation on Earnings from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(22,921)
PEO | John E. Fischer [Member] | Equity Award Adjustments: Deduct Stock Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,532,102)
PEO | John E. Fischer [Member] | Equity Award Adjustments: Deduct Option Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,730,000)
PEO | John E. Fischer [Member] | Equity Award Adjustments: Add Year End Value of Awards Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,626,812
PEO | John E. Fischer [Member] | Equity Award Adjustments: Add Change in Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,247,818
PEO | John E. Fischer [Member] | Equity Award Adjustments: Add Change in Value of Awards Granted in Prior Years which Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(113,722)
PEO | John E. Fischer [Member] | Equity Award Adjustments: Deduct Awards Which Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | John E. Fischer [Member] | Equity Award Adjustments: Add Accrued Dividends and Interest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,602
Non-PEO NEO | Pension Adjustments: Deduct Change in Pension Value and Nonqualified Deferred Compensation on Earnings from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,700)	0	0	(172,064)
Non-PEO NEO | Equity Award Adjustments: Deduct Stock Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(640,547)	(653,429)	(1,055,590)	(924,710)
Non-PEO NEO | Equity Award Adjustments: Deduct Option Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(612,449)	(599,818)	(601,537)	(507,325)
Non-PEO NEO | Equity Award Adjustments: Add Year End Value of Awards Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,072,832	1,212,539	3,825,319	2,731,147
Non-PEO NEO | Equity Award Adjustments: Add Change in Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,377)	(166,284)	5,271,902	618,107
Non-PEO NEO | Equity Award Adjustments: Add Change in Value of Awards Granted in Prior Years which Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,167	(146,115)	1,064,359	(25,078)
Non-PEO NEO | Equity Award Adjustments: Deduct Awards Which Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,461,529)	0	0
Non-PEO NEO | Equity Award Adjustments: Add Accrued Dividends and Interest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,474	$ 692	$ 2,633	$ 10,682